Fair value measurement	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair value measurement
12.
Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

Level 1 —	Valuations based on unadjusted quoted prices for identical assets and liabilities in active markets.
Level 2 —

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 —	Valuations based on unobservable inputs reflecting assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Fair value of listed equity investments are based on quoted prices in active markets for identical assets or liabilities. The valuation of unlisted equity investments that do not have a quoted price may include the use of market and income valuation approaches and the use of estimates, which may include discount rates, investees’ liquidity and financial performance, and market data of comparable companies in similar industries. Certain other financial instruments, such as interest rate swap contracts and certain option agreements, are valued based on inputs derived from or corroborated by observable market data. Valuations of convertible and exchangeable bonds that do not have a quoted price are generally performed using valuation models such as the binomial model with unobservable inputs including risk-free interest rate and expected volatility. The valuation of contingent consideration is performed using an expected cash flow method with unobservable inputs including the probability to achieve the contingencies, which is assessed by the Company, in connection with the contingent consideration arrangements. Investments in privately held companies for which the Company elected to record using the measurement alternative are remeasured on a non-recurring basis, and are categorized within Level 3 under the fair value hierarchy. The values are estimated based on valuation methods using the observable transaction price at the transaction date and considering the rights and obligations of the securities and other unobservable inputs including volatility.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of March 31, 2023
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—	332,971	—	332,971
Wealth management products (i)	—	34,257	—	34,257
Restricted cash and escrow receivables	36,424	—	—	36,424
Listed equity securities (ii)	107,751	—	—	107,751
Convertible and exchangeable bonds (ii)	—	775	6,392	7,167
Option agreements (iii)	—	646	290	936
Others (v)	162	1,762	6,142	8,066
	144,337	370,411	12,824	527,572
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	537	537
Others (iv)	—	182	132	314
	—	182	669	851

12.
Fair value measurement (Continued)

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—	339,730	—	339,730
Wealth management products (i)	—	20,784	—	20,784
Marketable debt securities (i)	—	8,591	—	8,591
Restricted cash and escrow receivables	38,299	—	—	38,299
Listed equity securities (ii)	67,181	—	—	67,181
Convertible and exchangeable bonds (ii)	—	147	3,197	3,344
Option agreements (iii)	—	90	165	255
Others (v)	—	2,255	5,593	7,848
	105,480	371,597	8,955	486,032
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	713	713
Others (iv)	—	24	801	825
	—	24	1,514	1,538

(i)
Included in short-term investments and equity securities and other investments on the consolidated balance sheets.
(ii)
Included in equity securities and other investments on the consolidated balance sheets.
(iii)
Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iv)
Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.
(v)
Others primarily represent other investments with underlying assets measured at fair value.

Convertible and exchangeable bonds categorized within Level 3 under the fair value hierarchy:

Amounts
RMB
(in millions)
Balance as of March 31, 2022	7,272
Additions	785
Net decrease in fair value	(373)
Disposal	(35)
Conversion	(1,492)
Foreign currency translation adjustments	235
Balance as of March 31, 2023	6,392
Additions	730
Net decrease in fair value	(1,243)
Disposal	(2,645)
Conversion	(107)
Foreign currency translation adjustments	70
Balance as of March 31, 2024	3,197

12.
Fair value measurement (Continued)

Contingent consideration in relation to investments and acquisitions categorized within Level 3 under the fair value hierarchy:

Amounts
RMB
(in millions)
Balance as of March 31, 2022	829
Additions	178
Net decrease in fair value	(34)
Payment	(445)
Foreign currency translation adjustments	9
Balance as of March 31, 2023	537
Additions	226
Net increase in fair value	7
Payment	(71)
Foreign currency translation adjustments	14
Balance as of March 31, 2024	713